Share capital - Common shares issued and outstanding (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Beginning balance (in shares)	682,277,000	681,146,000
Common shares, beginning of period	$ 3,157.1	$ 3,155.4
Issuance of common shares under First Nations agreements (in shares)	181,000	375,000
Issuance of shares under First Nations agreements and land purchases	$ 0.1	$ 0.5
Issuance of flow through shares (in shares)	1,642,037
Issuance of flow through shares	$ 2.3	$ 0.0
Exercise of options and vested performance share units (in shares)	2,906,000	756,000
Exercise of options and vested performance share units	$ 4.0	$ 1.2
Ending balance (in shares)	687,006,000	682,277,000
Common shares, end of period	$ 3,163.5	$ 3,157.1
Proceeds from issuing shares	3.0
Share premium through flow-through financing	$ 0.7